Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	20 years	20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		$ 790.7	$ 274.4